CONSOLIDATED STATEMENTS OF OPERATIONS AND TOTAL COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Profit or loss [abstract]
Revenues	$ 733,557	$ 784,503
Operating costs
Production costs	348,146	332,721
Royalties	15,570	22,913
Care and maintenance	24,855	0
Depreciation and depletion	153,016	124,744
Total operating costs	541,587	480,378
Mine operating earnings	191,970	304,125
Other operating expenses
Exploration	18,522	14,350
General and administrative	45,788	47,507
Total other operating expenses	64,310	61,857
Earnings from operations	127,660	242,268
Other expense (income)
Interest income	(743)	(150)
Interest expense	3,282	3,644
Loss on debenture conversion	0	32,304
Foreign exchange loss	2,441	435
Other expense (income)	2,853	(2,697)
Total other expense	7,833	33,536
Earnings before income taxes	119,827	208,732
Current income tax expense	42,400	70,654
Deferred income tax (recovery) expense	(4,366)	20,202
Earnings (loss)	81,793	117,876
Total comprehensive income (loss)	$ 81,793	$ 117,876
Earnings per share
Basic (in dollars per share)	$ 0.26	$ 0.41
Diluted (in dollars per share)	$ 0.26	$ 0.41
Weighted average shares outstanding
Basic (in shares)	312,804,323	289,726,501
Diluted (in shares)	312,833,500	289,988,046